Fair Value Measurements - Reconciliation of Recurring Financial Liability Related to Interest Rate Swaps (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Total gains/(losses) for the period:
Amount expected to be reclassed into earning as interest expense	$ 655,000
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Reconciliation of the recurring financial liability related to interest rate swaps
Beginning balance	(998,000)	(1,606,000)
Total gains/(losses) for the period:
Included in earnings	488,000	319,000
Included in other comprehensive earnings	(510,000)	289,000
Ending balance	$ (1,020,000)	$ (998,000)